Prepaid Expenses and Other Assets, Net (Details) ¥ in Millions		Sep. 30, 2024 USD ($)	Sep. 30, 2024 JPY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 JPY (¥)
Prepaid Expenses and Other Assets, Net [Line Items]
Other receivable	[1]	$ 2,451,143		$ 3,309,998
Prepaid expenses and others		1,900,000	¥ 279.3	1,800,000	¥ 279.3
Related Party [Member]
Prepaid Expenses and Other Assets, Net [Line Items]
Other receivable				710,236
Third-party Warehouse and Logistics [Member]
Prepaid Expenses and Other Assets, Net [Line Items]
Other receivable		1,600,000		1,800,000
Service Provider [Member]
Prepaid Expenses and Other Assets, Net [Line Items]
Allowance for credit loss		$ 15,568		$ 17,723

[1]

Other receivables as of September 30, 2024 and March 31, 2024 included $nil and $710,236 due from a construction company, which is a refund of the design and construction service fee the Company prepaid for the construction of its new distribution center. Since the construction company failed to obtain relevant construction permits and delayed the construction, the service agreement was terminated and the Company requested a refund of prepaid contract amount. In November 2020, the Company filed a legal case against the construction company claiming the refund of the contract prepayment. Although the Company was confident in winning the legal case, the Company fully provided an allowance for credit loss for the receivable from this construction company as of March 31, 2024. During the six months ended September 30 2024, the legal case was concluded by the court and the Company won the case. Based on the judgment of the court, the construction company was required to refund the full prepaid contract amount to the Company. However, the construction company has gone bankrupt and was unable to make the refund. As a result, the Company wrote off the receivable against the allowance as of September 30, 2024.

Other receivables as of September 30, 2024 and March 31, 2024 included approximately $1.6 million and $1.8 million due from a third-party warehouse and logistics service provider (the “Service Provider”). The Company engaged the Service Provider for warehouse and logistics services previously; however, due to the tax examination mentioned in Note 5, the Service Provider failed to provide relevant export documents for consumption tax examination, which caused the additional consumption tax to be paid to the tax authority by the Company. As a result, the Company terminated its warehouse and logistics services in October 2022, and entered into an agreement with the Service Provider, pursuant to which, the unutilized service fees will be repaid by the Service Provider over two years from the date of the agreement. As of September 30, 2024 and March 31, 2024, the Company provided an allowance for credit loss of $15,568 and $17,723 for the receivable from the Service Provider according to the Company’s accounting policy based on its best estimates.